Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 127,870	$ 130,345
Less: Allowance for credit losses	(3,259)	(3,045)
Total	$ 124,611	$ 127,300